Share capital - Authorized and Issued (Details) - shares	Nov. 18, 2024	Jun. 30, 2024	Dec. 31, 2023	Jan. 25, 2023
Share capital
Issued	981,211
Restructuring took effect retroactively during the year
Share capital
Authorized		75,000,000	75,000,000
Issued		9,194,000	6,791,605
Class A Ordinary Shares | Restructuring took effect retroactively during the year
Share capital
Authorized		20,000,000	20,000,000
Issued		9,194,000	6,791,605
Preferred shares | Restructuring took effect retroactively during the year
Share capital
Authorized		55,000,000	55,000,000
Issued				55,000,000